Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2019, as compared to the previous fiscal year:

	12.31.19	12.31.18	12.31.17
Income Before Income Tax for the Year	37,495,487	4,656,827	22,280,788
Current Tax Rate	30%	30%	35%

Income for the Year at Tax Rate	(11,248,648)	(1,397,048)	(7,798,276)
Permanent Differences at Tax Rate
- Income for Equity Instruments	—	319,075	143,862
- Untaxed Income	95,629	277,803	144,977
- Donations and Other Non-deductible Expenses	(15,886)	(101,408)	(126,623)
- Other	(61,030)	(625,517)	(466,095)
- Allowance for Impairment	—	(2,904)	324,971
- Fines	—	—	(98)
- Inflation effect	(9,006,078)	(9,861,918)	(5,082,304)
- Tax Adjustment under Law 27430	(85,798)	709,486	1,105,580
- Tax inflation adjustment	1,234,696	—	—
- Tax inflation adjustment deferral	5,813,416	—	—

Total Income Tax Charge for the Year	(13,273,699)	(10,682,431)	(11,754,006)

	12.31.19	12.31.18	12.31.17
Current Income Tax	(15,248,932)	(10,647,356)	(10,724,669)
Deferred Tax Charge (*)	2,020,903	611,002	(1,123,121)
Allowance for Impairment (*)	—	(2,904)	324,971
Tax Return adjustment from previous fiscal year	(45,670)	(126,666)	(233,050)
Law 27430 adjustment	—	(516,507)	1,863

Total Income Tax Charge for the Year	(13,273,699)	(10,682,431)	(11,754,006)

(*)	See Note 19.

Summary of Current Income Tax Liabilities

	12.31.19	12.31.18	12.31.17
Current Income Tax	(15,248,932)	(10,647,356)	(10,724,669)
Tax Advances	4,934,422	5,328,433	5,219,732

Current Income Tax Liabilities	(10,314,510)	(5,318,923)	(5,504,937)